CAPITAL LEASE OBLIGATIONS (Details) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Future minimum lease payments under non-cancellable capital lease arrangements
2016	$ 12,292	¥ 79,624
2017	11,054	71,603
2018	5,849	37,897
Total minimum lease payment	29,195	189,124
Less: amount representing interest	(2,170)	(14,059)
Present value of remaining minimum lease payment	$ 27,025	¥ 175,065